<SEQUENCE>1
<FILENAME>form13fhr1q11.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 06/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-14123


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                       8/12/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              69

Form 13F Information Table Value Total:  $      134,031
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     cs               g1151c101     2894 47900.00 SH       Sole                 47900.00
Allergan Inc                   cs               018490102     1089 13085.00 SH       Sole                 13085.00
Amgen Inc                      cs               031162100     1757 30115.00 SH       Sole                 30115.00
Amphenol Corp Cl A             cs               032095101      869 16100.00 SH       Sole                 16100.00
Automatic Data Processing Inc  cs               053015103      424  8050.00 SH       Sole                  8050.00
Becton Dickinson & Co          cs               075887109     2162 25085.00 SH       Sole                 25085.00
Berkshire Hathaway Inc Cl A    cs               084670108      464     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      694  8974.00 SH       Sole                  8974.00
Bio-Reference Laboratories Inc cs               09057g602     1567 75000.00 SH       Sole                 75000.00
C H Robinson Worldwide Inc     cs               12541w209     3958 50200.00 SH       Sole                 50200.00
Caterpillar Inc                cs               149123101      894  8400.00 SH       Sole                  8400.00
Cenovus Energy Inc             cs               15135u109     2715 72095.00 SH       Sole                 72095.00
Chubb Corp                     cs               171232101     4999 79849.99 SH       Sole                 79849.99
Cimarex Energy Co              cs               171798101     3597 40000.00 SH       Sole                 40000.00
Coca-Cola Co                   cs               191216100      371  5510.00 SH       Sole                  5510.00
Colgate Palmolive Co           cs               194162103     1339 15318.19 SH       Sole                 15318.19
Commerce Bancshares Inc        cs               200525103      601 13967.00 SH       Sole                 13967.00
ConocoPhillips                 cs               20825c104      282  3745.90 SH       Sole                  3745.90
Continental Resources Inc      cs               212015101      954 14700.00 SH       Sole                 14700.00
Corning Inc                    cs               219350105     1481 81601.15 SH       Sole                 81601.15
DeVry Inc                      cs               251893103      532  9000.00 SH       Sole                  9000.00
Diamond Offshore Drilling Inc  cs               25271c102     1578 22412.43 SH       Sole                 22412.43
Dolby Laboratories Inc         cs               25659t107     1355 31910.00 SH       Sole                 31910.00
Dominion Resources Inc VA      cs               25746u109      710 14700.00 SH       Sole                 14700.00
Emerson Electric Co            cs               291011104     1147 20400.00 SH       Sole                 20400.00
Expeditors Intl Wash Inc       cs               302130109     1170 22850.00 SH       Sole                 22850.00
Express Scripts Inc            cs               302182100     4421 81900.00 SH       Sole                 81900.00
Exxon Mobil Corp               cs               30231g102     5218 64124.54 SH       Sole                 64124.54
FactSet Research Systems Inc   cs               303075105      307  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     5469 151970.00SH       Sole                151970.00
Gannett Inc                    cs               364730101     1867 130350.00SH       Sole                130350.00
Gilead Sciences Inc            cs               375558103     3163 76375.00 SH       Sole                 76375.00
Grainger W W Inc               cs               384802104      270  1758.00 SH       Sole                  1758.00
Idexx Laboratories Inc         cs               45168d104     1462 18850.00 SH       Sole                 18850.00
Illinois Tool Works Inc        cs               452308109     4851 85880.00 SH       Sole                 85880.00
Intel Corp                     cs               458140100     5481 247324.63SH       Sole                247324.63
International Business Machine cs               459200101      405  2360.00 SH       Sole                  2360.00
Johnson & Johnson              cs               478160104     6202 93240.43 SH       Sole                 93240.43
JPMorgan Chase & Co            cs               46625h100      243  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      382 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3441 35550.00 SH       Sole                 35550.00
McDonalds Corp                 cs               580135101     1151 13654.17 SH       Sole                 13654.17
Microsoft Corp                 cs               594918104     1116 42907.00 SH       Sole                 42907.00
Miller Herman Inc              cs               600544100      211  7744.00 SH       Sole                  7744.00
Monsanto Co                    cs               61166w101     2032 28009.00 SH       Sole                 28009.00
Nike Inc Cl B                  cs               654106103       45   500.00 SH       Sole                   500.00
O'Reilly Automotive Inc        cs               67103h107      753 11490.00 SH       Sole                 11490.00
Paychex Inc                    cs               704326107      575 18702.00 SH       Sole                 18702.00
PepsiCo Inc                    cs               713448108      458  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     2563 23650.00 SH       Sole                 23650.00
Procter & Gamble Co            cs               742718109     2131 33515.00 SH       Sole                 33515.00
Scana Corp                     cs               80589m102      557 14144.24 SH       Sole                 14144.24
Schlumberger Ltd               cs               806857108     5106 59101.00 SH       Sole                 59101.00
Scripps Networks Interact Inc  cs               811065101     3605 73750.00 SH       Sole                 73750.00
Sigma Aldrich Corp             cs               826552101     1284 17500.00 SH       Sole                 17500.00
Southern Co                    cs               842587107      737 18254.00 SH       Sole                 18254.00
Staples Inc                    cs               855030102     2326 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3596 40350.00 SH       Sole                 40350.00
Suncor Energy Inc              cs               867224107     6011 153743.73SH       Sole                153743.73
Sysco Corp                     cs               871829107     1406 45102.64 SH       Sole                 45102.64
Tractor Supply Co              cs               892356106     1042 15586.00 SH       Sole                 15586.00
Ultimate Software Group Inc    cs               90385d107      653 12000.00 SH       Sole                 12000.00
Visa Inc Cl A                  cs               92826c839     3539 42000.00 SH       Sole                 42000.00
Walgreen Co                    cs               931422109     5607 132050.00SH       Sole                132050.00
Xilinx Inc                     cs               983919101     2090 57300.00 SH       Sole                 57300.00
Teva Pharmaceutical Industries ad               881624209      338  7000.00 SH       Sole                  7000.00
Vanguard Emerg Mkt ETF         ui               922042858     1628 33489.00 SH       Sole                 33489.00
Vanguard Intl Equity Index Fun ui               922042775      498 10000.00 SH       Sole                 10000.00
Buckeye Partners LP            ml               118230101      187     2900 SH       Sole                     2900